Segment Reporting - Schedule of Segment Reporting Information, by Segment (Details) - Business Segment [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Segment Reporting Information [Line Items]
Total net revenues	¥ 1,808,832	$ 247,809	¥ 3,198,389	¥ 2,781,614
Total operating costs			(2,145,416)	(1,795,603)
Cost of revenues	(1,112,866)	(152,462)
Selling expenses	(208,583)	(28,576)	(250,223)	(272,706)
General and administrative expenses	(519,105)	(71,117)	(606,925)	(544,630)
Impairment loss	(404,121)	(55,364)
Total operating costs and expenses	(2,244,675)	(307,519)	(3,002,564)	(2,612,939)
Income (Loss) from operations	(435,843)	(59,710)	195,825	168,675
Other income, net:
Investment income related to the realized gain on available-for-sale investments			49,106	17,809
Gains or loss from fair value change	(78,499)	(10,754)	102,867
Investment income	42,288	5,793
Gains from the disposal of subsidiaries	897,306	122,930	(2,904)
Interest income	15,740	2,156	15,745	13,674
Financial cost	(3,317)	(454)	(10,055)
Others, net	(24,434)	(3,346)	(766)	(3,823)
Income before income taxes, share of income and impairment of affiliates, net	413,241	56,615	349,818	196,335
Income tax expense(benifit)	(98,715)	(13,524)	(59,402)	(41,016)
Share of income of affiliates, net of impairment	(5,052)	(692)	(1,317)	(69,596)
Net income (loss)	309,474	42,399	289,099	85,723
Less: net (loss) income attributable to the noncontrolling interests	(145,485)	(19,931)	8,622	(14,549)
Net income attributable to the Company’s shareholders	454,959	$ 62,330	280,477	100,272
Agency [Member]
Segment Reporting Information [Line Items]
Total net revenues	1,331,778		2,760,448	2,376,851
Total operating costs			(1,868,672)	(1,527,572)
Cost of revenues	(799,781)
Selling expenses	(86,372)		(131,934)	(159,547)
General and administrative expenses	(329,519)		(421,780)	(370,859)
Impairment loss	(404,121)
Total operating costs and expenses	(1,619,793)		(2,422,386)	(2,057,978)
Income (Loss) from operations	(288,015)		338,062	318,873
Other income, net:
Investment income related to the realized gain on available-for-sale investments			7,221	217
Gains or loss from fair value change
Investment income	42,288
Gains from the disposal of subsidiaries			(2,904)
Interest income	2,144		1,448	1,092
Financial cost	(4,450)		(10,055)
Others, net	(136,875)		3,457	2,994
Income before income taxes, share of income and impairment of affiliates, net	(384,908)		337,229	323,176
Income tax expense(benifit)	11,867		(57,086)	(78,993)
Share of income of affiliates, net of impairment			(1,317)
Net income (loss)	(373,041)		278,826	244,183
Less: net (loss) income attributable to the noncontrolling interests	(148,720)		4,773
Net income attributable to the Company’s shareholders	(224,321)		274,053	244,183
Claims Adjusting [Member]
Segment Reporting Information [Line Items]
Total net revenues	477,053		437,941	404,763
Total operating costs			(276,744)	(268,031)
Cost of revenues	(313,085)
Selling expenses	(104,289)		(98,393)	(102,943)
General and administrative expenses	(48,403)		(43,452)	(45,645)
Total operating costs and expenses	(465,779)		(418,589)	(416,619)
Income (Loss) from operations	11,275		19,352	(11,856)
Other income, net:
Investment income related to the realized gain on available-for-sale investments			856	599
Gains or loss from fair value change
Investment income
Gains from the disposal of subsidiaries
Interest income	648		740	529
Financial cost	(2)
Others, net	12		(19,897)	(24,311)
Income before income taxes, share of income and impairment of affiliates, net	11,933		1,051	(35,039)
Income tax expense(benifit)	(6,761)		(196)	9,074
Share of income of affiliates, net of impairment				(272)
Net income (loss)	5,172		855	(26,237)
Less: net (loss) income attributable to the noncontrolling interests	3,234		3,849	(14,549)
Net income attributable to the Company’s shareholders	1,938		(2,994)	(11,688)
Other [Member]
Segment Reporting Information [Line Items]
Total net revenues
Total operating costs
Cost of revenues
Selling expenses	(17,922)		(19,896)	(10,216)
General and administrative expenses	(141,183)		(141,693)	(128,126)
Total operating costs and expenses	(159,105)		(161,589)	(138,342)
Income (Loss) from operations	(159,105)		(161,589)	(138,342)
Other income, net:
Investment income related to the realized gain on available-for-sale investments			41,029	16,993
Gains or loss from fair value change	(78,499)		102,867
Investment income
Gains from the disposal of subsidiaries	897,306
Interest income	12,948		13,557	12,053
Financial cost	1,135
Others, net	112,429		15,674	17,494
Income before income taxes, share of income and impairment of affiliates, net	786,214		11,538	(91,802)
Income tax expense(benifit)	(103,822)		(2,120)	28,903
Share of income of affiliates, net of impairment	(5,052)			(69,324)
Net income (loss)	677,340		9,418	(132,223)
Less: net (loss) income attributable to the noncontrolling interests
Net income attributable to the Company’s shareholders	¥ 677,340		¥ 9,418	¥ (132,223)